Summary of Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies [Abstract]
Beginning balance	$ 341,436	$ 322,330
Ending balance	620,332	341,436
Increase	$ 278,896	$ 19,106